Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15030
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851